Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income before income tax and minority interest:
Brazil	$ 22,088	$ 17,434
International	(148)	1,229
Income before income taxes	21,940	18,663
Tax Expense at statutory rate - (34%)	(7,460)	(6,345)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(174)	(152)
Tax benefit on interest on shareholders' equity	1,591	1,023
Foreign income subject to different tax rates	875	227
Tax incentive	95	95
Other	(34)	122
Total income tax expense	$ (5,107)	$ (5,030)